Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity
Schedule of balance of additional paid-in capital

Balance of additional paid-in capital as of December 31, 2018 and 2019 were as follows:

	December 31,	December 31,
	2018	2019
	(in thousands)
From ordinary shares	$93,341	93,341
From treasury shares	5,080	5,025
From share-based compensation	6,182	6,634
From share of changes in equities of associates	146	150
	$104,749	105,150

Schedule of changes in accumulated other comprehensive income, net of tax

Changes in accumulated other comprehensive income, net of tax, are as follows:

		Unrealized	Defined	Accumulated
	Foreign	gains	benefit	other
	currency	(losses) on	pension	comprehensive
	translation	securities	plans	income
	(in thousands)
Beginning balance, January 1, 2017	$(279)	(350)	(925)	(1,554)
Exchange differences arising on translation of foreign operations	862	-	-	862
Changes in fair value of financial assets	-	313	-	313
Remeasurement of defined benefit pension plans	-	-	(67)	(67)
Ending balance, December 31, 2017	583	(37)	(992)	(446)
Exchange differences arising on translation of foreign operations	(334)	-	-	(334)
Changes in fair value of financial assets	-	(869)	-	(869)
Remeasurement of defined benefit pension plans	-	-	1,100	1,100
Ending balance, December 31, 2018	249	(906)	108	(549)
Exchange differences arising on translation of foreign operations	(545)	-	-	(545)
Changes in fair value of financial assets	-	(30)	-	(30)
Remeasurement of defined benefit pension plans	-	-	172	172
Ending balance, December 31, 2019	$(296)	(936)	280	(952)

Schedule of noncontrolling interest
(a)	Noncontrolling interest

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Balance at the beginning of year	$418	(1,735)	(4,261)
Equity attributable to non-controlling interests
Loss for the year	(2,142)	(2,543)	(2,570)
Transfer of financial liability to noncontrolling interests	-	-	5,071
Changes in fair value of financial assets	9	(26)	(5)
Remeasurement of defined benefit pension plans	(14)	33	17
Share-based compensation expenses	52	22	5
New shares issued by subsidiary	(25)	(10)	-
Exchange differences arising on translation of foreign operations	-	(2)	-
Purchase of subsidiary shares from noncontrolling interests	(33)	-	-
Balance at the end of year	$(1,735)	(4,261)	(1,743)